Investments Accounted for Using the Equity Method - Combined Financial Information of Affiliates and Joint Ventures (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Apr. 01, 2015
Disclosure of investments accounted for using equity method [line items]
Current assets	¥ 6,925,288	¥ 6,555,467
Non-current assets	12,423,876	12,402,656
Total assets	19,349,164	18,958,123	¥ 18,229,294
Current liabilities	5,624,099	5,428,842
Non-current liabilities	5,490,970	5,959,655
Total liabilities	11,115,069	11,388,497
Total equity	8,234,095	7,569,626	7,031,788	¥ 7,382,821
Sales revenue	15,361,146	13,999,200	14,601,151
Profit for the year	1,128,639	679,394	406,358
Affiliates [member]
Disclosure of investments accounted for using equity method [line items]
Current assets	1,156,115	1,107,689
Non-current assets	1,130,516	1,208,883
Total assets	2,286,631	2,316,572
Current liabilities	642,967	698,460
Non-current liabilities	238,243	280,541
Total liabilities	881,210	979,001
Total equity	1,405,421	1,337,571
Sales revenue	2,764,386	2,680,499	2,934,914
Profit for the year	111,235	71,230	106,243
Affiliates [member] | Motorcycle business [member]
Disclosure of investments accounted for using equity method [line items]
Current assets	56,573	65,944
Non-current assets	29,300	31,542
Total assets	85,873	97,486
Current liabilities	25,806	30,556
Non-current liabilities	5,638	5,922
Total liabilities	31,444	36,478
Total equity	54,429	61,008
Sales revenue	168,229	158,174	219,265
Profit for the year	11,115	10,112	13,780
Affiliates [member] | Automobile business [member]
Disclosure of investments accounted for using equity method [line items]
Current assets	1,091,352	1,033,934
Non-current assets	1,078,735	1,153,112
Total assets	2,170,087	2,187,046
Current liabilities	614,762	665,251
Non-current liabilities	231,325	273,264
Total liabilities	846,087	938,515
Total equity	1,324,000	1,248,531
Sales revenue	2,589,380	2,515,601	2,708,831
Profit for the year	99,119	60,145	91,316
Affiliates [member] | Power product and other businesses [member]
Disclosure of investments accounted for using equity method [line items]
Current assets	8,190	7,811
Non-current assets	22,481	24,229
Total assets	30,671	32,040
Current liabilities	2,399	2,653
Non-current liabilities	1,280	1,355
Total liabilities	3,679	4,008
Total equity	26,992	28,032
Sales revenue	6,777	6,724	6,818
Profit for the year	1,001	973	1,147
Joint ventures [member]
Disclosure of investments accounted for using equity method [line items]
Current assets	1,430,306	1,271,102
Non-current assets	392,820	365,456
Total assets	1,823,126	1,636,558
Current liabilities	1,108,004	1,040,907
Non-current liabilities	84,582	51,527
Total liabilities	1,192,586	1,092,434
Total equity	630,540	544,124
Sales revenue	4,542,303	3,714,666	3,673,525
Profit for the year	404,731	309,416	244,193
Joint ventures [member] | Motorcycle business [member]
Disclosure of investments accounted for using equity method [line items]
Current assets	208,510	214,096
Non-current assets	106,351	106,989
Total assets	314,861	321,085
Current liabilities	176,486	179,948
Non-current liabilities	9,884	8,624
Total liabilities	186,370	188,572
Total equity	128,491	132,513
Sales revenue	701,676	671,227	706,527
Profit for the year	56,733	58,585	47,248
Joint ventures [member] | Automobile business [member]
Disclosure of investments accounted for using equity method [line items]
Current assets	1,219,060	1,054,611
Non-current assets	285,869	257,843
Total assets	1,504,929	1,312,454
Current liabilities	930,759	860,100
Non-current liabilities	73,508	41,868
Total liabilities	1,004,267	901,968
Total equity	500,662	410,486
Sales revenue	3,835,476	3,038,643	2,962,929
Profit for the year	347,661	250,451	196,796
Joint ventures [member] | Power product and other businesses [member]
Disclosure of investments accounted for using equity method [line items]
Current assets	2,736	2,395
Non-current assets	600	624
Total assets	3,336	3,019
Current liabilities	759	859
Non-current liabilities	1,190	1,035
Total liabilities	1,949	1,894
Total equity	1,387	1,125
Sales revenue	5,151	4,796	4,069
Profit for the year	¥ 337	¥ 380	¥ 149